Thrivent Global Stock Fund Fees and Expenses	Oct. 31, 2025
Thrivent Global Stock Fund
Prospectus [Line Items]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)